Debt and other liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Debt and Other Liabilities [Abstract]
Schedule of Short-Term and Long-Term Debt and Other Liabilities

	June 30, 2026	December 31, 2025
Short-term debt and other liabilities
Short-term debt (7.1)	$123,113	$102,143
Short-term debt to related parties (7.2)	12	12
Ordinary shares payable (7.3)	73,418	12,060
Convertible promissory notes	427	427
Convertible debt (7.4)	1,800	1,800
Long-term debt and other liabilities
Long-term debt (7.1)	30,086	50,092
Total short-term and long-term debt and other liabilities	$228,856	$166,534

Schedule of Short-Term and Long-Term Debt

June 30, 2026

December 31, 2025

Short-term debt

Non-Banking Financial Company loan

$

87

$

108

Monroe debt

102,661

101,540

Promissory notes

20,000

—

Other short-term debt

365

495

Total short-term debt

$

123,113

$

102,143

Long-term debt

Non-Banking Financial Company loan

$

46

$

78

Promissory notes

30,000

50,000

Other long-term debt

40

14

Total long-term debt

30,086

50,092

Summary of Carrying Amount of Short Term Debt Under Troubled Debt Restructuring

June 30, 2026

December 31, 2025

Short term debt under troubled debt restructuring

Short term debt under troubled debt restructuring

$

103,679

$

103,679

Accrued interest on short term debt under troubled debt restructuring

177

167

Debt issuance costs on short term debt under troubled debt restructuring

(1,195

)

(2,306

)

Total short term debt under troubled debt restructuring

$

102,661

$

101,540

Schedule of Ordinary Shares Payable	Ordinary shares payable

	June 30, 2026	December 31, 2025
Ordinary shares payable
Techouts acquisition	$12,660	$8,660
Smartpay and Truther acquisition	2,000	2,000
Reward acquisition	11,814	—
Scale Up acquisition	25,454	—
Ordinary shares payable for non-compete arrangement	1,400	1,400
Ordinary shares payable for services	10,000	—
Ordinary shares payable for other business combinations and asset acquisitions	10,090	—
Total	$73,418	$12,060